SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share Capital
Share capital	R$ 9,235,546	R$ 9,235,546
Number of shares outstanding	1,361,263,584
Percentage of common shares	100.00%
Maximum authorized increase in number of common shares	780,119,712
Share Capital
Share Capital
Share capital		R$ 9,269,281
Treasury shares
Share Capital
Number of shares outstanding	12,042,004
Percentage of common shares	0.88%
Share issuance costs
Share Capital
Share issue related cost	R$ 33,735
BRAZIL
Share Capital
SUZB3 common shares quoted (per share)	R$ 36.79	R$ 39.68
Controlling Shareholders
Share Capital
Number of shares outstanding	624,141,609
Percentage of common shares	45.85%
Suzano Holding S.A.
Share Capital
Number of shares outstanding	367,612,329
Percentage of common shares	27.01%
Controller
Share Capital
Number of shares outstanding	194,809,797
Percentage of common shares	14.31%
Management
Share Capital
Number of shares outstanding	35,564,742
Percentage of common shares	2.61%
Alden Fundo de Investimento em Aes
Share Capital
Number of shares outstanding	26,154,741
Percentage of common shares	1.92%
BNDESPAR
Share Capital
Number of shares outstanding	150,217,425
Percentage of common shares	11.04%
Votorantim S.A.
Share Capital
Number of shares outstanding	75,180,059
Percentage of common shares	5.52%
Other shareholders
Share Capital
Number of shares outstanding	499,682,487
Percentage of common shares	36.71%